Income Taxes - Available Tax Loss Carryforwards Recorded in Deferred Tax Assets (Detail) $ in Thousands	Dec. 31, 2021 MXN ($)
Disclosure of tax losses available for carryforward [line items]
Gross balance of available tax loss carryforwards at December 31, 2020	$ 105,608,071
Tax-effected loss carryforward benefit	33,954,926
Brazil [member]
Disclosure of tax losses available for carryforward [line items]
Gross balance of available tax loss carryforwards at December 31, 2020	71,910,653
Tax-effected loss carryforward benefit	24,449,622
Mexico [member]
Disclosure of tax losses available for carryforward [line items]
Gross balance of available tax loss carryforwards at December 31, 2020	14,768,325
Tax-effected loss carryforward benefit	4,430,497
United States [Member]
Disclosure of tax losses available for carryforward [line items]
Gross balance of available tax loss carryforwards at December 31, 2020	432,301
Tax-effected loss carryforward benefit	112,398
Peru [member]
Disclosure of tax losses available for carryforward [line items]
Gross balance of available tax loss carryforwards at December 31, 2020	356,133
Tax-effected loss carryforward benefit	105,060
Chile [member]
Disclosure of tax losses available for carryforward [line items]
Gross balance of available tax loss carryforwards at December 31, 2020	16,109,194
Tax-effected loss carryforward benefit	4,349,483
Europe [Member]
Disclosure of tax losses available for carryforward [line items]
Gross balance of available tax loss carryforwards at December 31, 2020	2,031,465
Tax-effected loss carryforward benefit	$ 507,866